AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 97.4%
Alabama – 4.4%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$3,951,831
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.25%, 01/01/2054	1,830	1,966,352
Series 2023-D 5.435% (SOFR + 1.85%), 06/01/2049(a)	2,500	2,563,645
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 1.00%, 05/01/2055(b)	1,100	1,173,389
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	21,155	21,428,473
Series 2022-D 4.00%, 07/01/2052	2,555	2,574,924
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,123,942
Series 2021 4.00%, 02/01/2039	1,675	1,599,957
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,000	2,153,565
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,044,667
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,477,504
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,118,211
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	3,000	3,185,372

		64,361,832

Alaska – 0.3%
Alaska Housing Finance Corp. (Pre-refunded - Others) Series 2023 4.39%, 07/01/2026(c)	4,000	4,025,852

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$1,335	$1,368,216
Series 2018 6.50%, 09/01/2028(c)	245	254,740
7.125%, 09/01/2038(c)	280	303,443

		1,926,399

Arizona – 2.4%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	957,255
5.00%, 11/01/2031	800	873,845
5.00%, 11/01/2032	650	710,299
5.00%, 11/01/2033	900	982,028
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	480,776
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(d) (e) (f)	1,000	40,000
6.75%, 07/01/2030(d) (e) (f)	1,000	40,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,809,066
5.00%, 02/01/2026	1,200	1,233,177
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,154,894
Series 2024 4.00%, 06/01/2049	2,000	2,028,817
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,413,568
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2029	3,945	4,083,846
Series 2018 5.00%, 07/01/2043	4,000	4,116,903
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,032,073

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Inc Obligated Group) Series 2022 5.125%, 11/15/2029(c)	$1,500	$1,515,216
State of Arizona Lottery Revenue (Pre-refunded - US Treasuries) Series 2019 5.00%, 07/01/2028	5,000	5,380,822

		34,852,585

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(c)	1,000	1,104,870
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	1,000	997,356

		2,102,226

California – 10.1%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(f) (g)	4,766	4,506,674
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,145,611
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,925	5,278,605
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,125	1,210,058
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(c)	3,315	2,723,058
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(c)	990	854,052
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	950	910,769
Series 2021-2, Class A 3.75%, 03/25/2035	4,813	4,833,650
Series 2021-2, Class X 0.82%, 03/25/2035(h)	2,407	109,763
Series 2021-3, Class A 3.25%, 08/20/2036	1,917	1,799,108

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(c)	$8,910	$8,910,205
8.00%, 01/01/2050(b) (c)	1,000	1,013,755
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (d) (e)	250	18,750
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2018 5.00%, 05/01/2029	2,995	3,216,385
California State University Series 2021-B 2.374%, 11/01/2035	1,000	790,768
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	6,000	6,112,463
City of Los Angeles Department of Airports Series 2021 5.00%, 05/15/2035	4,000	4,340,402
Series 2022 5.00%, 05/15/2028	4,000	4,228,128
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	1,000	1,018,489
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	2,000	1,620,475
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(c)	3,200	2,711,852
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(c)	2,300	1,948,219
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(c)	2,000	1,503,327
Los Angeles Department of Water & Power (Pre-refunded - US Treasuries) Series 2014-C 5.00%, 07/01/2025	1,000	1,002,668
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	6,500	7,399,348

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	$5,000	$4,599,265
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2039	7,075	7,034,082
4.00%, 07/01/2040	8,655	8,540,083
4.00%, 07/01/2041	3,325	3,254,872
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2025	5,480	5,550,856
Series 2023-E 5.50%, 05/01/2040	5,000	5,649,542
Series 2024 5.00%, 05/01/2036	5,960	6,573,624
5.00%, 05/01/2037	2,000	2,205,078
5.00%, 05/01/2039	4,975	5,435,381
5.25%, 05/01/2044	3,380	3,689,894
San Francisco Intl Airport (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 05/01/2044	4,000	4,005,707
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	1,400	1,496,161
State of California Series 2021 4.00%, 12/01/2024	2,655	2,664,308
5.00%, 10/01/2024	3,590	3,602,009
Series 2023 5.00%, 09/01/2037	10,000	11,569,468
5.10%, 03/01/2029	1,200	1,237,704

		147,314,616

Colorado – 3.8%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	2,655	2,732,110
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2031	7,910	8,622,424
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	2,090	2,214,590
5.00%, 12/01/2029	6,555	6,918,148
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,833,993
Series 2023 5.00%, 11/15/2058	5,280	5,642,173

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	$1,015	$1,088,732
5.00%, 08/01/2032	640	687,314
5.00%, 08/01/2033	750	805,544
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,452,888
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,648,053
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	7,000	7,129,212
E-470 Public Highway Authority Series 2024-B 4.321% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,998,923
E-470 Public Highway Authority (Pre-refunded - US Govt Agencies) Series 2021-B 3.921% (SOFR + 0.35%), 09/01/2039(a)	2,000	2,000,155
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,873	1,665,130
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)	306	317,845
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	7,131,465
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,068,043
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	261,516

		56,218,258

Connecticut – 2.3%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,045,516
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2040	1,500	1,467,421

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Yale University) Series 2022 1.10%, 07/01/2049	$8,000	$7,881,332
Series 2023-A 2.80%, 07/01/2048	7,710	7,654,925
State of Connecticut Series 2014-F 5.00%, 11/15/2026	1,275	1,280,968
Series 2015-B 5.00%, 06/15/2028	2,840	2,884,127
Series 2016-A 5.00%, 03/15/2032	2,160	2,213,250
Series 2018-B 5.00%, 04/15/2028	1,440	1,546,923
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2038	3,040	3,322,464
Series 2023-A 5.25%, 07/01/2042	3,000	3,428,541

		33,725,467

District of Columbia – 3.2%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,480,231
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,062,026
5.00%, 08/31/2030	5,025	5,390,846
5.00%, 02/29/2032	5,475	5,953,420
District of Columbia Income Tax Revenue Series 2022-A 5.00%, 07/01/2042	5,795	6,423,373
Series 2024-A 5.00%, 10/01/2035	3,750	4,423,552
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2026	3,065	3,166,676
Series 2021-A 4.00%, 10/01/2038	2,500	2,512,645
Series 2024-A 5.00%, 10/01/2034	2,000	2,206,884
5.00%, 10/01/2042	1,000	1,074,454
5.25%, 10/01/2041	2,000	2,208,769
Metropolitan Washington Airports Authority Aviation Revenue (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 10/01/2044	3,000	3,009,542

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2040	$2,540	$2,855,140

		46,767,558

Florida – 4.7%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	2,500	2,249,215
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.125%, 06/01/2042	2,400	2,471,365
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	4,584,771
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	2,600	2,481,223
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2026	2,885	2,917,167
5.00%, 06/01/2027	4,515	4,569,915
County of Miami-Dade FL Aviation Revenue Series 2024-A 5.00%, 10/01/2034(b)	3,130	3,441,154
5.00%, 10/01/2036(b)	4,970	5,426,196
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	115	89,634
Zero Coupon, 10/01/2031	140	104,631
Zero Coupon, 10/01/2032	100	71,724
Zero Coupon, 10/01/2033	115	79,037
Zero Coupon, 10/01/2034	125	82,328
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(c)	8,000	8,663,522
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	466,311
Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2042	4,500	5,020,892
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2033	4,000	4,135,409
Greater Orlando Aviation Authority (Pre-refunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029	4,420	4,639,065

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 10/01/2044	$10,000	$10,023,383
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	1,002,109
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	950	893,317
School District of Broward County/FL Series 2024 4.00%, 01/29/2025	2,000	2,007,769
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnts) Series 2022 5.50%, 05/01/2053	2,680	2,795,960

		68,216,097

Georgia – 3.1%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,717,747
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2038	3,440	3,722,216
5.00%, 07/01/2042	6,830	7,279,705
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,669,348
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,092,183
Series 2024-C 5.00%, 12/01/2054	4,000	4,261,069
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,524,931
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	2,000	2,001,215
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	10,000	11,349,308

		45,617,722

	Principal Amount (000)	U.S. $ Value

Illinois – 5.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	$1,200	$1,236,798
Series 2019-B 5.00%, 12/01/2030	135	140,723
5.00%, 12/01/2031	265	276,104
5.00%, 12/01/2033	100	104,082
Series 2023 5.25%, 04/01/2033	1,375	1,553,868
5.25%, 04/01/2040	1,720	1,890,606
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034	2,500	2,616,266
5.00%, 01/01/2037	5,260	5,488,452
5.00%, 01/01/2038	1,000	1,041,213
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2029	5,000	5,026,300
Series 2016-C 5.00%, 01/01/2033	5,000	5,102,868
Series 2022 4.00%, 01/01/2042	2,000	1,992,445
5.00%, 01/01/2028	680	710,846
5.00%, 01/01/2031	600	646,808
5.00%, 01/01/2042	3,850	4,077,068
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	100	99,871
5.00%, 09/01/2027	100	100,185
5.00%, 09/01/2029	100	100,475
5.00%, 09/01/2033	200	200,070
5.00%, 09/01/2034	100	99,597
Illinois Finance Authority (Pre-refunded - US Treasuries) Series 2015 4.00%, 05/01/2044	1,500	1,509,542
Illinois Finance Authority (Washington and Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	8,023,340
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038(f)	1,190	1,199,069
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	129,986
Illinois State Toll Highway Authority Series 2021-A 5.00%, 01/01/2041	14,805	16,333,243
5.00%, 01/01/2043	6,700	7,283,366
State of Illinois Series 2014 5.00%, 05/01/2030	3,810	3,813,666
Series 2022-A 5.50%, 03/01/2042	2,945	3,271,494
Series 2022-B 5.25%, 10/01/2037	3,000	3,362,071

	Principal Amount (000)	U.S. $ Value

Series 2024-B 5.00%, 05/01/2038	$1,000	$1,116,038
5.00%, 05/01/2041	1,400	1,536,967
5.25%, 05/01/2043	3,000	3,329,899

		83,413,326

Indiana – 2.7%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,045,024
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	2,220	1,326,471
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2033	2,000	2,325,490
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,747,173
4.50%, 05/01/2035	7,555	7,586,770
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,147,126
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	7,150	6,860,444
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	445,821
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.441% (SOFR + 0.71%), 11/01/2046(a) (f)	2,000	1,994,767
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,155,248
Indianapolis Local Public Improvement Bond Bank Series 2023 5.00%, 02/01/2043	1,030	1,134,200

		38,768,534

Iowa – 1.5%
Iowa Finance Authority Series 2022-E 4.545% (SOFR + 0.80%), 01/01/2052(a)	8,000	8,009,541

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	$2,275	$2,198,328
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034	500	511,118
4.00%, 06/01/2035	515	525,678
4.00%, 06/01/2040	500	500,247
5.00%, 06/01/2031	900	976,491
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	9,300	9,493,110

		22,214,513

Kansas – 0.1%
Kansas Development Finance Authority (Pre-refunded - US Treasuries) Series 2021 5.00%, 11/15/2054	720	766,414

Kentucky – 1.6%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	180	182,728
5.00%, 02/01/2027	195	200,697
5.00%, 02/01/2030	125	132,291
5.00%, 02/01/2031	150	155,893
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.407% (CPI + 1.05%), 12/01/2049(a)	20,000	19,926,490
Kentucky State Property & Building Commission (Kentucky State Property & Building Commission Lease) Series 2024-B 5.00%, 11/01/2024	3,000	3,014,123

		23,612,222

Louisiana – 1.0%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2030	1,910	2,111,131
5.00%, 12/01/2035	2,680	2,947,236
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,800	1,888,571
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,578	2,605,314

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	$340	$345,125
6.10%, 06/01/2038(c)	455	505,040
6.10%, 12/01/2040(c)	390	434,026
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.231% (SOFR + 0.50%), 05/01/2043(a)	4,015	4,001,066

		14,837,509

Maryland – 0.8%
State of Maryland Series 2017-B 5.00%, 08/01/2024	5,790	5,790,000
5.00%, 08/01/2025	1,000	1,020,839
Series 2022-A 5.00%, 06/01/2035	1,000	1,144,919
State of Maryland Department of Transportation Series 2017 5.00%, 05/01/2026	3,210	3,253,873

		11,209,631

Massachusetts – 1.8%
City of Quincy MA Series 2024 5.00%, 07/25/2025	1,000	1,017,046
Commonwealth of Massachusetts Series 2014-C 5.00%, 08/01/2024	7,000	7,000,000
Series 2017-D 5.00%, 07/01/2025	3,000	3,057,265
Series 2024-A 5.00%, 01/01/2040	2,000	2,276,283
Series 2024-B 5.00%, 05/01/2043	2,000	2,244,085
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	1,267	1,242,702
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,000	1,017,998
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2038	2,500	2,630,987
Series 2019-C 5.00%, 07/01/2039	3,050	3,199,832
Massachusetts Water Resources Authority Series 2024-C 5.00%, 08/01/2040	2,810	3,244,036

		26,930,234

Michigan – 2.1%
City of Detroit MI Series 2018 5.00%, 04/01/2035	750	783,060
5.00%, 04/01/2036	305	317,913

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.347% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	$2,605	$2,544,358
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,125	1,182,746
Great Lakes Water Authority Sewage Disposal System Revenue Series 2016-B 5.00%, 07/01/2025	2,120	2,158,299
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2025	1,000	1,018,065
Michigan Finance Authority Series 2024-A 5.00%, 08/20/2025(b)	2,500	2,543,133
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2019 3.75%, 11/15/2049	11,080	11,102,133
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2026	1,000	1,028,957
5.00%, 04/01/2027	1,735	1,798,606
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	3,000	3,039,173
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,841,954
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	940,423

		30,298,820

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(c) (i)	1,500	1,562,855
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	375	374,787
5.66%, 07/01/2041(c)	1,000	1,001,332

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission Series 2022-B 4.00%, 01/01/2038	$4,250	$4,255,022
5.00%, 01/01/2039	2,105	2,252,567
State of Minnesota Series 2022-B 5.00%, 08/01/2024	2,000	2,000,000

		11,446,563

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(c)	1,000	1,017,414

Missouri – 0.1%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	135	135,814
5.75%, 03/01/2027	120	122,109
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,682,688

		1,940,611

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,979,490
5.00%, 02/15/2033	1,350	1,385,843

		3,365,333

Nebraska – 0.6%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,112,675
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	6,115	6,126,282

		8,238,957

Nevada – 1.9%
Clark County School District Series 2021-A 5.00%, 06/15/2027	3,500	3,696,287
Series 2021-B 5.00%, 06/15/2027	5,170	5,459,944
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2036	5,000	5,198,870
4.00%, 06/01/2037	6,350	6,595,132

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)	$1,630	$1,709,450
Series 2024 4.00%, 01/01/2050(c)	940	940,059
8.125%, 01/01/2050(b)	1,000	1,013,755
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2029	2,625	2,745,703
5.00%, 07/01/2035	805	841,452

		28,200,652

New Hampshire – 1.3%
National Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(h)	4,882	228,370
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	1,448	1,441,079
Series 2022-1, Class A 4.375%, 09/20/2036	9,732	9,802,472
Series 2022-1, Class X 0.334%, 09/20/2036(h)	8,282	178,205
Series 2022-2, Class A 4.00%, 10/20/2036	4,882	4,775,448
Series 2024-2 4.163%, 10/20/2041(b)	2,000	1,934,119

		18,359,693

New Jersey – 5.4%
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	2,000	2,031,006
Illinois Housing Development Authority (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(c)	12,264	11,387,369
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	2,012,710
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	550,659
4.00%, 07/01/2040	750	746,998
4.00%, 07/01/2041	835	830,340
5.00%, 07/01/2034	845	954,080
5.00%, 07/01/2035	400	451,079
5.00%, 07/01/2036	600	673,926
5.00%, 07/01/2037	600	672,528
5.00%, 07/01/2038	745	829,908

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$4,390	$4,523,176
Series 2018-A 5.00%, 06/15/2028	4,170	4,302,870
5.00%, 06/15/2029	17,500	18,030,882
5.00%, 06/15/2030	1,500	1,542,244
5.00%, 06/15/2031	3,000	3,080,196
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-C 5.25%, 06/15/2032	2,960	2,975,701
Series 2023-B 5.00%, 06/15/2040	3,265	3,635,838
5.00%, 06/15/2043	1,250	1,369,222
New Jersey Turnpike Authority Series 2017-A 5.00%, 01/01/2033	7,300	7,608,546
Series 2021-B 0.897%, 01/01/2025	1,000	981,595
1.713%, 01/01/2029	1,350	1,206,535
Series 2024-C 5.00%, 01/01/2043(b)	2,400	2,659,842
5.00%, 01/01/2044(b)	1,000	1,104,405
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	4,750	5,002,200

		79,163,855

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-A 5.00%, 07/01/2031	1,000	1,131,500

New York – 8.3%
City of New York NY Series 2021 1.396%, 08/01/2027	3,120	2,857,178
Series 2021-A 4.00%, 08/01/2041	2,000	2,000,908
Series 2021-F 5.00%, 06/01/2044(i)	2,500	2,532,081
County of Nassau NY Series 2022-A 4.00%, 04/01/2042	2,205	2,218,844
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Freddie Mac Multifamily ML Certificates Series 2024-ML23, Class AUS 4.563%, 04/25/2042(c)	2,000	2,145,756
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2024	1,130	1,135,111
Series 2016-B 5.00%, 11/15/2027	1,370	1,422,059

	Principal Amount (000)	U.S. $ Value

Series 2017 5.00%, 11/15/2025	$1,935	$1,980,167
5.00%, 11/15/2026	555	577,585
Series 2017-C 5.00%, 11/15/2027	1,745	1,843,712
Series 2020-A 5.00%, 11/15/2045	5,120	5,526,619
Series 2020-E 4.00%, 11/15/2026	1,000	1,018,339
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	2,000	2,361,563
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,810,767
5.00%, 11/01/2039	1,900	2,173,749
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(c)	200	200,454
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,096,458
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,626,761
2.252%, 03/15/2032	2,000	1,703,242
Series 2021-A 4.00%, 03/15/2039	1,000	1,015,096
Series 2022-A 4.00%, 03/15/2039	2,000	2,034,150
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	825,833
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,815,380
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2042	1,610	1,684,945
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	345	344,466
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028	2,265	2,381,760
5.00%, 06/01/2032	2,245	2,439,456

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	$4,740	$4,869,373
Series 2021-A 2.00%, 05/15/2045	2,945	2,837,266
2.591%, 05/15/2036	2,000	1,589,859
2.917%, 05/15/2040	1,000	760,969
Series 2022 4.621% (SOFR + 1.05%), 04/01/2026(a)	6,000	6,000,988
Series 2024 5.00%, 11/15/2035	3,000	3,516,292
Triborough Bridge & Tunnel Authority (Pre-refunded - US Treasuries) Series 2022-A 5.00%, 08/15/2024	6,500	6,504,601

		120,851,787

North Carolina – 0.9%
Fayetteville State University Series 2023 5.00%, 04/01/2032(c)	655	714,304
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2025	5,360	5,424,034
5.00%, 03/01/2026	6,710	6,780,498

		12,918,836

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f) (j) (k)	425	0
7.00%, 12/15/2043(d) (e) (f) (j) (k)	440	0

		0

Ohio – 2.4%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	5,000	5,120,336
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,497,818
City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027	2,500	2,658,482
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,024,827
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,180,875

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	$1,250	$1,371,884
5.00%, 02/01/2039	3,860	4,207,972
Reynoldsburg City School District Series 2013 4.919%, 09/01/2030	1,000	1,025,254
Series 2014 4.939%, 09/01/2032	1,000	1,031,861
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,400	3,948,331
University of Toledo Series 2023-B 4.638% (SOFR + 0.90%), 06/01/2036(a) (f)	9,770	9,506,030

		35,573,670

Oklahoma – 0.3%
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	2,500	2,352,778
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,117,209

		4,469,987

Oregon – 1.0%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,000,127
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,108,509
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2038	5,000	5,023,387
4.00%, 07/01/2040	3,500	3,453,529

		14,585,552

Other – 0.4%
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	962	776,843
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,433	2,011,271
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(h)	1,150	61,768

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class XUS 0.98%, 09/25/2036(h)	$2,041	$136,443
Series M052, Class A 2.65%, 06/15/2036	3,655	3,229,464

		6,215,789

Pennsylvania – 7.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.31% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	5,001,725
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	1,000	640,000
Series 2020-B 5.00%, 02/01/2040	2,000	1,490,000
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,150	1,131,585
5.00%, 07/01/2033	1,150	1,129,045
5.00%, 07/01/2034	1,300	1,273,841
5.00%, 07/01/2035	1,050	1,025,028
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(c)	925	948,468
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	13,657,907
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032	1,000	1,051,753
5.00%, 10/01/2033	1,135	1,192,809
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	10,010,443
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	485	480,334
5.00%, 03/01/2033	1,600	1,541,533
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,572,758
Series 2022 4.00%, 05/01/2036	1,100	1,101,868
4.00%, 05/01/2037	1,500	1,509,538

	Principal Amount (000)	U.S. $ Value

4.00%, 05/01/2038	$1,375	$1,375,875
4.00%, 05/01/2039	1,500	1,496,502
4.00%, 05/01/2040	2,000	1,987,915
4.00%, 05/01/2041	3,000	2,966,293
Montgomery County Industrial Development Authority/PA (Pre-refunded - US Treasuries) Series 2015 5.25%, 01/15/2045	2,000	2,020,101
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	455	446,817
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,006,702
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.31% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	5,001,725
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2026	2,000	2,046,767
Series 2016-A 5.00%, 06/01/2025	3,000	3,046,763
Series 2017 5.00%, 12/01/2028	1,750	1,850,426
5.00%, 12/01/2029	1,255	1,323,020
Series 2017-B 5.00%, 06/01/2034	5,830	6,074,494
Series 2021-A 3.00%, 12/01/2042	1,245	1,062,224
Series 2021-B 4.00%, 12/01/2039	2,000	1,988,976
Series 2022-A 5.00%, 12/01/2036	1,000	1,137,446
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,010,740
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a) (c)	10,000	9,709,606
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	5,000	5,119,082
Series 2023-A 5.25%, 09/01/2039	2,000	2,268,745
5.25%, 09/01/2043	4,000	4,427,381

		102,126,235

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.1%
Commonwealth of Puerto Rico Series 2021-A 4.00%, 07/01/2046	$3	$2,895
Series 2022-C Zero Coupon, 11/01/2043	18	10,960
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	970	968,498

		982,353

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,501,347

South Carolina – 1.4%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	525	521,460
5.26%, 11/01/2032	100	99,135
5.41%, 11/01/2039	1,315	1,297,431
6.28%, 11/01/2039	100	98,734
Orangeburg County School District Series 2024 5.00%, 08/13/2025(b)	2,400	2,444,961
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d) (e) (f)	1,000	350,005
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	2,000	2,006,730
5.25%, 11/01/2044	2,500	2,802,301
5.50%, 11/01/2050	2,500	2,813,823
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	1,000	1,017,208
5.00%, 12/01/2036	1,535	1,559,137
Series 2016-B 5.00%, 12/01/2037	5,040	5,136,017
Series 2016-C 5.00%, 12/01/2035	930	949,365

		21,096,307

Tennessee – 2.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,410	1,355,616
Series 2016-B Zero Coupon, 12/01/2031(c)	1,000	659,545

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(c)	$1,000	$1,023,069
9.25%, 11/01/2042(c)	1,000	1,022,869
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2037	1,000	1,133,004
5.50%, 07/01/2038	1,300	1,463,047
5.50%, 07/01/2042	1,485	1,637,984
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,056,693
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,391,455
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	4,000	4,165,560
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	852,404
4.25%, 12/01/2024	1,000	985,357

		28,746,603

Texas – 4.2%
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2034	1,575	1,720,053
5.00%, 01/01/2035	1,350	1,473,162
5.00%, 01/01/2037	1,675	1,818,498
5.00%, 01/01/2039	1,000	1,079,619
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038(b)	1,000	1,131,527
Series 2024-C 5.00%, 08/15/2038(b)	2,200	2,463,604
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2035	1,100	1,096,885
AGM Series 2023 5.00%, 07/01/2033	4,000	4,407,420
City of Houston TX Combined Utility System Revenue Series 2019-B 4.00%, 11/15/2039	1,015	1,027,824
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038	1,750	1,921,045
5.00%, 02/01/2039	2,000	2,183,047

	Principal Amount (000)	U.S. $ Value

Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	$905	$890,847
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.46% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	998,131
Series 2024 5.00%, 07/01/2034	2,000	2,312,526
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	1,986,230
Lewisville Independent School District Series 2020 5.00%, 08/15/2024	2,295	2,296,668
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	800	867,705
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d) (e)	945	360,846
7.50%, 11/15/2036(d) (e)	225	186,631
7.50%, 11/15/2037(d) (e)	35	27,042
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	1,310	1,313,968
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,394,466
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,115,281
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(c)	1,000	1,017,978
Port of Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.00%, 01/01/2027(c)	550	518,784

	Principal Amount (000)	U.S. $ Value

San Antonio Independent School District/TX Series 2015 5.00%, 02/15/2025	$2,000	$2,021,989
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,633,356
5.00%, 07/01/2031	10,940	11,674,229
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	7,260	7,830,025
Texas State University System Series 2024 5.00%, 03/15/2043	1,000	1,109,537

		60,878,923

Utah – 0.4%
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	2,000	2,241,784
State of Utah (Pre-refunded - US Treasuries) Series 2015 5.00%, 07/01/2025	3,275	3,302,242

		5,544,026

Virginia – 0.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	2,001,428
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,251,441
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,488	1,394,189
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-A 5.00%, 02/01/2025	3,000	3,031,583
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	1,085	1,225,525
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	2,000	2,000,876

		11,905,042

	Principal Amount (000)	U.S. $ Value

Washington – 4.0%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	$2,000	$2,036,811
Series 2016 5.00%, 07/01/2025	4,925	5,017,663
Series 2021-A 4.00%, 07/01/2042	1,000	1,007,034
Port of Seattle WA Series 2018-A 5.00%, 05/01/2029	8,280	8,570,673
5.00%, 05/01/2030	6,200	6,420,943
5.00%, 05/01/2038	1,000	1,028,240
Series 2021 4.00%, 08/01/2041	13,380	13,081,758
Series 2022 5.00%, 08/01/2024	2,000	2,000,000
State of Washington Series 2015-R 5.00%, 07/01/2026	13,325	13,433,362
Series 2024-R 5.00%, 07/01/2025	2,000	2,037,630
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	953	884,216
Series 2021-1, Class X 0.726%, 12/20/2035(h)	954	41,519
Series 2023-1, Class X 1.449%, 04/20/2037(h)	2,983	319,640
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(c)	2,125	2,049,657

		57,929,146

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(c)	1,185	973,386
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,195	2,122,589
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	2,500	2,581,024

		5,676,999

Wisconsin – 1.3%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	1,000	752,961
State of Wisconsin Series 2025-2 5.00%, 05/01/2026(b)	1,900	1,941,325

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	$2,000	$2,061,184
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	280	252,112
Series 2022-A 3.875%, 12/01/2039(c)	1,285	1,151,147
Wisconsin Public Finance Authority Series 2024 5.375%, 12/15/2032(c)	1,000	1,002,037
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	5,000	4,597,413
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(c)	3,100	3,208,136
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,316,965
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2022 4.00%, 04/01/2032(c)	15	15,532
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,206,337
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	309,967
5.00%, 07/01/2036	350	359,303
5.00%, 07/01/2038	375	381,619
		18,556,038

Total Long-Term Municipal Bonds (cost $1,450,496,517)		1,421,603,033

Short-Term Municipal Notes – 0.3%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 4.06%, 10/01/2047(c) (l)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value

Other – 0.2%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 4.06%, 03/01/2029(l)	$2,000	$2,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 4.06%, 03/01/2029(l)	2,000	2,000,000

		4,000,000

Total Short-Term Municipal Notes (cost $5,000,000)		5,000,000

Total Municipal Obligations (cost $1,455,496,517)		1,426,603,033

CORPORATES - INVESTMENT GRADE – 0.9%
Industrial – 0.9%
Capital Goods – 0.2%
Caterpillar Financial Services Corp. 5.637% (SOFR + 0.27%), 09/13/2024(a)	2,500	2,499,375
Consumer Non-Cyclical – 0.7%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	938,190
1.777%, 11/15/2030	1,000	850,760
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,274,516
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,672,284
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	776,130
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,532,576

		11,044,456

Total Corporates - Investment Grade (cost $15,254,254)		13,543,831

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	1,933	1,526,838
DISH DBS Corp. 5.25%, 12/01/2026(c)	959	797,639
5.75%, 12/01/2028(c)	996	732,398

		3,056,875

	Principal Amount (000)	U.S. $ Value

Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024(f) (j) (k)	$30	$4,941
Series 23A 15.00%, 07/31/2024(f) (j) (k)	65	10,706

		15,647

Total Corporates - Non-Investment Grade (cost $3,982,451)		3,072,522

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024-ML22, Class AUS 4.544%, 10/25/2040	2,497	2,638,055

Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	87	9
New Hampshire Business Finance Authority Series 2024-1, Class X 0.49%, 07/01/2051(h)	2,183	86,302
Series 2024-2, Class X 0.60%, 08/20/2039(h)	1,000	42,447

Total Commercial Mortgage-Backed Securities (cost $2,783,535)		2,766,813

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA HRRB Custodial Trust 5.25%, 07/01/2036	19	19,414
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	830	808,496
5.25%, 07/01/2036	900	903,481
5.25%, 07/01/2041	649	631,982
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2025(d) (e) (j) (k) (m)	904	0

Total Asset-Backed Securities (cost $3,340,104)		2,363,373

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 9.462% (CME Term SOFR + 4.11%), 05/25/2025(a) (cost $37,431)	37	38,245

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(n) (o) (p) (cost $7,011,538)	7,011,538	$7,011,538

Total Investments – 99.7% (cost $1,487,905,830)(q)		1,455,399,355
Other assets less liabilities – 0.3%		4,905,789

Net Assets – 100.0%		$1,460,305,144

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.31%	USD	19,310	$(1,422,056)	$(1,223,715)	$(198,341)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,000	08/06/2026	2.689%	CPI#	Maturity	$2,083,853	$—	$2,083,853
USD	25,000	10/04/2026	2.725%	CPI#	Maturity	1,413,249	—	1,413,249
USD	24,000	01/15/2028	3.232%	CPI#	Maturity	1,077,976	—	1,077,976
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,608,240	—	3,608,240
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,308,754	—	3,308,754
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	1,372,721	—	1,372,721
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	1,910,146	—	1,910,146
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	843,299	—	843,299
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	836,477	—	836,477
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	269,398	—	269,398
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	266,688	—	266,688
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	523,547	—	523,547
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	473,344	—	473,344
USD	5,000	04/01/2036	2.438%	CPI#	Maturity	479,011	—	479,011
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	2,725,767	—	2,725,767
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	840,281	—	840,281
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	739,679	—	739,679
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,592,545	—	1,592,545
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,405,204	—	2,405,204

						$26,770,179	$—	$26,770,179

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	8,600	07/31/2030	1 Day SOFR	4.504%	Annual	$248,655	$—	$248,655
USD	21,800	07/31/2031	1 Day SOFR	4.059%	Annual	407,655	2,413	405,242
USD	36,800	03/31/2033	3.553%	1 Day SOFR	Annual	558,450	—	558,450

						$1,214,760	$2,413	$1,212,347

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	31	$(3,955)	$(2,738)	$(1,217)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	266	(34,274)	(30,609)	(3,665)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	18	(2,293)	(1,986)	(307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	17	(2,178)	(1,522)	(656)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	96	(12,380)	(10,622)	(1,758)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	173	(22,238)	(15,148)	(7,090)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	210	(26,995)	(18,882)	(8,113)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	103	(13,239)	(11,774)	(1,465)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	273	(35,190)	(23,278)	(11,912)

						$(152,742)	$(116,559)	$(36,183)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	$398,025	$—	$398,025
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,267,267	—	2,267,267
Bank of America, NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	903,579	—	903,579
Bank of America, NA	USD	30,000	02/15/2041	2.463%	CPI#	Maturity	276,020	—	276,020
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,624,703	—	2,624,703
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	1,915,653	—	1,915,653
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,037,844	—	2,037,844
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	2,285,978	—	2,285,978
Citibank, NA	USD	370,000	07/15/2025	3.130%	CPI#	Maturity	795,348	—	795,348
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,305,346	—	1,305,346
Citibank, NA	USD	13,000	02/15/2041	2.744%	CPI#	Maturity	1,877	—	1,877
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	3,320,016	—	3,320,016
Goldman Sachs International	USD	55,000	04/15/2025	4.759%	CPI#	Maturity	(113,475)	—	(113,475)
Goldman Sachs International	USD	30,000	04/15/2025	4.740%	CPI#	Maturity	(36,581)	—	(36,581)
Goldman Sachs International	USD	29,000	01/15/2027	3.534%	CPI#	Maturity	992,076	—	992,076
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI#	Maturity	(128,157)	—	(128,157)
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	637,769	—	637,769
Goldman Sachs International	USD	25,000	02/15/2041	2.535%	CPI#	Maturity	(178,371)	—	(178,371)
Goldman Sachs International	USD	25,000	02/15/2041	2.537%	CPI#	Maturity	(185,240)	—	(185,240)
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	828,607	—	828,607
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	378,467	—	378,467
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,335,943	—	1,335,943
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	942,450	—	942,450
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	2,686,411	—	2,686,411
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,631,910	—	1,631,910
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,188,948	—	1,188,948
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,029,261	—	3,029,261
JPMorgan Chase Bank, NA	USD	15,000	02/15/2041	2.605%	CPI#	Maturity	(179,600)	—	(179,600)

							$30,962,074	$—	$30,962,074

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	$895,072	$—	$895,072

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $106,617,794 or 7.3% of net assets.

(d)	Defaulted.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.69% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,766,240	$4,506,674	0.31%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	1,038,658	40,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	1,036,663	40,000	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	425,000	0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	440,000	0	0.00%
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038	05/21/2024	1,190,000	1,199,069	0.08%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019	2,194,886	1,326,471	0.09%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.441%, 11/01/2046	06/24/2024	2,000,000	1,994,767	0.14%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,310,000	1,313,968	0.09%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024	01/25/2024	30,000	4,941	0.00%
Red River Biorefinery LLC Series 23A 15.00%, 07/31/2024	05/31/2023	65,000	10,706	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	350,005	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
University of Toledo Series 2023-B 4.638%, 06/01/2036	06/30/2023	$9,770,000	$9,506,030	0.65%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,597,413	0.31%

(g)	Inverse floater security.
(h)	IO - Interest Only.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2025	01/30/2020	$952,594	$0	0.00%

(n)	Affiliated investments.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,010,012 and gross unrealized depreciation of investments was $(48,911,339), resulting in net unrealized depreciation of $27,098,673.

As of July 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,421,603,033	$0	(a)	$1,421,603,033
Short-Term Municipal Notes	—	5,000,000	—		5,000,000
Corporates - Investment Grade	—	13,543,831	—		13,543,831
Corporates - Non-Investment Grade	—	3,056,875	15,647		3,072,522
Commercial Mortgage-Backed Securities	—	2,766,813	—		2,766,813
Asset-Backed Securities	—	2,363,373	0	(a)	2,363,373
Collateralized Mortgage Obligations	—	38,245	—		38,245
Short-Term Investments	7,011,538	—	—		7,011,538

Total Investments in Securities	7,011,538	1,448,372,170	15,647	(a)	1,455,399,355
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	26,770,179	—		26,770,179
Centrally Cleared Interest Rate Swaps	—	1,214,760	—		1,214,760
Inflation (CPI) Swaps	—	31,783,498	—		31,783,498
Interest Rate Swaps	—	895,072	—		895,072
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,422,056)	—		(1,422,056)
Credit Default Swaps	—	(152,742)	—		(152,742)
Inflation (CPI) Swaps	—	(821,424)	—		(821,424)

Total	$7,011,538	$1,506,639,457	$15,647	(a)	$1,513,666,642

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,662	$323,845	$323,495	$7,012	$500